Share-Based Payments	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments
Share-Based Payments

Equity Incentive Plan

The 2011 Executive Incentive Plan (the "Plan") of the Company was approved on February 21, 2011 by the written consent of the holder of a majority of the Company's outstanding common stock. The Plan provides the Company the ability to grant to any officer, director, employee, consultant or other person who provides services to the Company or any related entity, options, stock appreciation rights, restricted stock awards, dividend equivalents and other stock-based awards and performance awards, provided that only employees are entitled to receive incentive stock options in accordance with IRS guidelines. The Plan provides for the issuance of a maximum of 6,250,000 shares of common stock.  Pursuant to the Executive Incentive Plan and the employment agreements, between February 15, 2011 and September 30, 2016, the Compensation Committee of the Company's Board of Directors authorized the grants of restricted stock and stock options described below.

Restricted Stock

Compensation expense related to restricted stock was $15 and $4,991 for the three months ended September 30, 2016 and 2015, respectively.  As of September 30, 2016, there was $29 in total unrecognized share-based compensation costs related to restricted stock. There was no restricted stock granted during the three months ended September 30, 2016.

Stock Options

The Company accounts for these options at fair market value of the options on the date of grant, with the value being recognized over the requisite service period. The fair value of each option award is estimated using a Black-Scholes option valuation model.  Expected volatility is based on the historical volatility of the price of comparable companies' stock.  The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option.  The Company uses historical data to estimate expected dividend yield, expected life and forfeiture rates.  Options generally have an expiration  of 10 years and vest over a period of 3 or 4 years.  There were no options granted during the three months ended September 30, 2016 and 2015.

Compensation expense related to stock options of $12 and $173 is included in the accompanying Consolidated Statements of Operations in selling, general and administrative expenses for the three months ended September 30, 2016 and 2015, respectively. As of September 30, 2016, there was approximately $133 of total unrecognized stock-based compensation cost which will generally be recognized over a four year period.

Share-Based Payments

Equity Incentive Plan

The 2011 Executive Incentive Plan (the "Plan") of the Company was approved on February 21, 2011 by the written consent of the holder of a majority of the Company's outstanding common stock. The Plan provides the Company the ability to grant to any officer, director, employee, consultant or other person who provides services to the Company or any related entity, options, stock appreciation rights, restricted stock awards, dividend equivalents and other stock-based awards and performance awards, provided that only employees are entitled to receive incentive stock options in accordance with IRS guidelines. The Company reserved 187,500 shares of common stock for delivery under the Plan.  Pursuant to the Plan and the employment agreements, between February 15, 2011 and June 30, 2016, the Compensation Committee of the Company's Board of Directors authorized the grants of restricted stock and stock options described below.

Restricted Stock

The per share fair value of RSUs granted with service conditions was determined on the date of grant using the fair market value of the shares on that date and is recognized as an expense over the requisite service period. This information does not include RSUs granted as part of the acquisitions of Wetpaint and Choose Digital.

Description	Shares	Weighted Average Grant Date Fair Value
Nonvested at July 1, 2015	23,313	$1,044.60
Granted	17,571	32.60
Vested	(19,138)	944.60
Forfeited and canceled	(17,704)	74.80
Nonvested at June 30, 2016	4,042	$2,740.40

Compensation expense related to restricted stock was $11,720 and $23,562 for the years ended June 30, 2016 and 2015, respectively.  As of June 30, 2016, there was $59 in unrecognized share-based compensation costs related to restricted stock.

During the fourth of fiscal 2016, the Company recorded an out-of-period adjustment related to the correction of an error for fiscal 2015 that was deemed immaterial for adjustment to the fiscal 2015 financial statements. The impact of the correction to the fiscal 2015 full year results was to decrease Selling, general and administrative expenses and accrued expense by $843. The adjustment was for erroneously recorded stock compensation expense on restricted stock units issued in connection with the Choose Digital acquisition. The Company corrected the error by decreasing accumulated deficit and accrued expenses by $843 as of June 30, 2016.
Stock Options

The following table summarizes the Company's stock option activity for year ended June 30, 2016:

Description	Number of Options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at July 1, 2015	59,091	$223.80	8.97	$21
Granted	11,767	6.60	—	—
Exercised	—	—	—	—
Forfeited and canceled	(24,803)	68.60	—	—
Expired	(704)	64.40	—	—
Outstanding at June 30, 2016	45,351	238.40	8.53	—
Exercisable at June 30, 2016	41,982	$253.00	8.53	$—

The Company accounts for stock options based on the fair market value on the date of grant, with the resulting expense recognized over the requisite service period.  The fair value of each option award is estimated using the Black-Scholes option valuation model.  Expected volatility is based on the historical volatility of the price of the Company's stock.  The risk-free interest rate is based on U.S. Treasury Notes with a term equal to the expected life of the option.  The Company uses historical data to estimate expected dividend yield, expected life and forfeiture rates.  Options generally have an expiration  of 10 years and vest over a period of 3 or 4 years.  The fair value of options granted during the years ended June 30, 2016 and 2015 were estimated based on the following weighted average assumptions:

	Year Ended June 30,
Description	2016	2015
Expected volatility	80%	80%
Risk-free interest rate	1.94%	1.82%
Expected dividend yield	—	—
Expected life (in years)	6.50	6.50
Estimated fair value per option granted	$6.60	$42.20

Compensation expense related to stock options of $147 and $1,420 is included in the accompanying Consolidated Statements of Operations in Selling, general and administrative expenses for the years ended June 30, 2016 and 2015, respectively. As of June 30, 2016, there was approximately $157 of unrecognized stock-based compensation cost related to stock options, which will generally be recognized over a four year period.